Time charter revenues and related contract balances (Details 2) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Lease [Member]
Balance January 1, 2018	$ 8,326
Additions	0
Reduction for receivables recorded	(397)
Reduction for revenue recognized from previous years	0
Balance June 30, 2018	7,929
Netting of contract asset and contract liability	(7,929)
Balance January 1, 2018	(8,326)
Additions	0
Reduction for revenue recognized	397
Reduction for revenue recognized from previous years	0
Balance June 30, 2018	(7,929)
Netting of contract asset and contract liability	7,929
Balance reflected in balance sheet June 30, 2018	0
Balance reflected in balance sheet June 30, 2018	0
Services [Member]
Balance January 1, 2018	303
Additions	119
Reduction for receivables recorded	(303)
Reduction for revenue recognized from previous years	0
Balance June 30, 2018	119
Netting of contract asset and contract liability	0
Balance June 30, 2018	0
Netting of contract asset and contract liability	119
Balance reflected in balance sheet June 30, 2018	119
Balance January 1, 2018	(6,187)
Additions	(496)
Reduction for revenue recognized from previous years	775
Repayments of refund liabilities to charterer	2,990
Balance June 30, 2018	(2,918)
Balance reflected in balance sheet June 30, 2018	$ (6,187)